Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Balance at beginning of year	€ 1,328.2	€ 1,161.6
Changes from financing cash flows
Movement in net funds resulting from cash flows	(2,134.9)	(1,058.8)	€ 1,859.2
Balance at end of year	1,379.9	1,328.2	1,161.6
Share Premium Account
Balance at beginning of year	1,328.2	1,161.6	738.5
Changes from financing cash flows
Net proceeds from shares issued	31.7	46.8	423.1
Non-cash movement in share premium	20.0	119.8
Movement in net funds resulting from cash flows	51.7	166.6	423.1
Balance at end of year	€ 1,379.9	€ 1,328.2	€ 1,161.6